Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Summary of Related Party Charges
Significant related party transactions included in operating and maintenance expenses, general and administrative expenses and interest and debt expense were:

	Millions of Dollars
	2015	2014	2013

Operating and maintenance expenses*	$43.8	32.0	26.0
General and administrative expenses*	26.6	23.0	18.8
Interest and debt expense	1.9	4.7	—
Total*	$72.3	59.7	44.8

*Financial information has been retrospectively adjusted for the Subsequent Fractionator Acquisition.